LEASES - Supplemental cash flows information related to the lease costs for operating and financing leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$ 9,167